UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6548

Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Select Tax-Free Income Portfolio (NXP)
	June 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 95.2%
	Alaska – 1.9%
$ 2,475	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/23	12/13 at 100.00	AA (4)	$ 2,527,594
	(Pre-refunded 12/01/13) – NPFG Insured
2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B+	2,088,159
	Series 2006A, 5.000%, 6/01/46
5,150	Total Alaska			4,615,753
	Arizona – 3.5%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	3/21 at 100.00	A	2,572,150
	2011B-1&2, 5.250%, 3/01/39
3,000	Arizona School Facilities Board, Certificates of Participation, Series 2003A, 5.000%, 9/01/13 –	No Opt. Call	A+	3,024,690
	NPFG Insured
2,000	Phoenix, Arizona, Refunding Bonds, Series 2009C, 2.500%, 7/01/13	No Opt. Call	Aa1	2,000,380
625	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	Baa2	628,694
	Company, Series 2010A, 5.250%, 10/01/40
8,125	Total Arizona			8,225,914
	Arkansas – 0.4%
5,915	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer	No Opt. Call	Aa2	1,004,544
	Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured
	California – 11.3%
2,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+	2,148,840
	Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured
4,195	Anaheim City School District, Orange County, California, General Obligation Bonds, Election	No Opt. Call	AA–	1,585,794
	2002 Series 2007, 0.000%, 8/01/31 – AGM Insured
2,340	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	900,221
	Improvement Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured
895	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	1,056,521
	Project, Series 2009, 6.750%, 2/01/38
3,790	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/16 at 33.78	Aa1	1,105,126
	2006C, 0.000%, 8/01/36 – AGM Insured
2,645	Cypress Elementary School District, Orange County, California, General Obligation Bonds,	No Opt. Call	AA	834,894
	Series 2009A, 0.000%, 5/01/34 – AGM Insured
2,130	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A2	1,081,997
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
2,350	Golden Valley Unified School District, Madera County, California, General Obligation Bonds,	8/17 at 56.07	AA–	970,809
	Election 2006 Series 2007A, 0.000%, 8/01/29 – AGM Insured
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,839,755
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
365	Los Angeles, California, Parking System Revenue Bonds, Series 1999A, 5.250%, 5/01/29 –	11/13 at 100.00	AA–	369,442
	AMBAC Insured
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	621,900
	Series 2007, 0.000%, 8/01/23 – NPFG Insured
5,395	Napa Valley Community College District, Napa and Sonoma Counties, California, General	8/17 at 46.57	Aa2	2,076,751
	Obligation Bonds, Election 2002 Series 2007C, 0.000%, 8/01/32 – NPFG Insured
3,000	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	Aa3	1,392,780
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	632,728
	6.750%, 11/01/39
4,390	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	1,761,795
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
1,700	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	511,530
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
8,000	Poway Unified School District, San Diego County, California, School Facilities Improvement	No Opt. Call	Aa2	2,785,760
	District 2007-1 General Obligation Bonds, Series 2009A, 0.000%, 8/01/33
2,930	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	1,341,588
	Refunding Bonds, Series 1997A, 0.000%, 1/15/27 – NPFG Insured
1,250	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A	1,273,150
2,110	Sierra Sands Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA	926,121
	Election of 2006, Series 2006A, 0.000%, 11/01/28 – FGIC Insured
1,195	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	1,000,215
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	486,289
	Series 2007, 0.000%, 10/01/30 – AMBAC Insured
56,450	Total California			26,704,006
	Colorado – 5.6%
2,950	Colorado Department of Transportation, Revenue Anticipation Bonds, Series 2003A, 5.250%,	12/13 at 100.00	AA (4)	3,018,116
	12/15/15 (Pre-refunded 12/15/13) – AMBAC Insured
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA	1,014,970
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,900	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	1,950,597
	(Alternative Minimum Tax)
3,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	3,059,130
	Senior Lien Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
500	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33	11/13 at 100.00	A+ (4)	509,035
	(Pre-refunded 11/15/13) – SYNCORA GTY Insured
160	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/29 –	No Opt. Call	A	66,838
	NPFG Insured
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/32 –	9/20 at 50.83	A	681,060
	NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	A	2,891,875
	NPFG Insured
24,010	Total Colorado			13,191,621
	Florida – 2.2%
3,125	Collier County, Florida, Special Obligation Revenue Bonds, Refunding Series 2012, 4.000%, 10/01/13	No Opt. Call	AA	3,155,406
2,000	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.375%, 6/01/46	6/16 at 100.00	A–	2,036,140
5,125	Total Florida			5,191,546
	Georgia – 0.9%
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,123,660
	Medical Center Project, Series 2010, 8.125%, 12/01/45
	Illinois – 13.1%
	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System
	Revenue Bonds, Series 1999A:
2,465	0.000%, 4/01/20 – NPFG Insured	No Opt. Call	A	1,877,714
2,000	0.000%, 4/01/23 – NPFG Insured	No Opt. Call	A	1,267,100
735	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	736,477
	Revenues Series 2011A, 5.000%, 12/01/41
2,000	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA–	2,050,760
	Series 2003F, 5.500%, 1/01/15 – CIFG Insured
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,
	Series 2003B:
805	5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured	11/13 at 100.00	Aa3 (4)	818,693
195	5.250%, 11/01/20 (Pre-refunded 1/01/14) – AGM Insured	1/14 at 100.00	AA (4)	199,935
750	Illinois Educational Facilities Authority, Revenue Bonds, Northwestern University, Series	12/13 at 100.00	AAA	760,163
	2003, 5.000%, 12/01/38
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	1,109,199
	Trust 1137, 9.436%, 7/01/15 (IF)
4,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	4,234,560
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
260	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	268,588
	6.000%, 7/01/43 (WI/DD, Settling 7/11/13)
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	1,118,280
	2009, 6.875%, 8/15/38
2,100	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	2,175,180
	Centers, Series 2008A, 5.500%, 8/15/30
2,275	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	9/13 at 100.00	Baa2	2,283,941
	Series 2002, 6.250%, 1/01/17
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	A–	2,361,192
1,000	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General	No Opt. Call	Aa2	644,260
	Obligation Bonds, Series 2008, 0.000%, 2/01/24 – AGM Insured
1,990	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A	1,842,342
	Project, Series 1993A, 0.010%, 6/15/17 – FGIC Insured
1,135	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A (4)	1,076,718
	Project, Series 1993A, 0.000%, 6/15/17 – FGIC Insured (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
1,720	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	AAA	760,360
810	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	343,578
6,070	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AAA	2,356,799
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,415,900
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 (Pre-refunded	12/14 at 100.00	AAA	1,392,170
	12/01/14) – FGIC Insured
40,850	Total Illinois			31,093,909
	Indiana – 1.7%
1,000	Franklin Community Multi-School Building Corporation, Johnson County, Indiana, First Mortgage	7/14 at 100.00	A+ (4)	1,049,470
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
975	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA–	1,031,833
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A–	1,043,260
	Indiana, Series 2007, 5.500%, 3/01/37
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AA+	794,535
	Series 2005, 5.000%, 7/15/22 – NPFG Insured
3,725	Total Indiana			3,919,098
	Iowa – 2.6%
1,665	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	1,660,421
	Project, Series 2013, 5.000%, 12/01/19
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	862,010
	5.375%, 6/01/38
4,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	3,612,280
	5.600%, 6/01/34
6,665	Total Iowa			6,134,711
	Kansas – 0.5%
500	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006,	7/16 at 100.00	A1	501,800
	4.875%, 7/01/36
750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A	757,185
	5.300%, 6/01/31 – NPFG Insured
1,250	Total Kansas			1,258,985
	Kentucky – 1.1%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	AA–	2,579,350
	System Obligated Group, Series 2011, 5.250%, 8/15/46
	Louisiana – 1.2%
2,790	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	11/13 at 100.00	A–	2,783,025
	Series 2001B, 5.875%, 5/15/39
	Massachusetts – 1.7%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	512,110
	Series 2008E-1 &2, 5.000%, 7/01/28
1,865	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	1,957,877
1,600	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9,	8/13 at 100.00	AAA	1,606,925
	5.000%, 8/01/23 (Pre-refunded 8/01/13)
3,965	Total Massachusetts			4,076,912
	Michigan – 2.6%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	345,188
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,558,035
	7/01/31 – BHAC Insured
2,450	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	2,417,979
	7/01/33 – FGIC Insured
1,910	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 4.500%,	7/16 at 100.00	A	1,856,463
	7/01/25 – NPFG Insured
6,215	Total Michigan			6,177,665
	Missouri – 2.1%
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
1,165	0.000%, 4/15/23 – AMBAC Insured	No Opt. Call	AA–	823,247
5,000	0.000%, 4/15/30 – AMBAC Insured	No Opt. Call	AA–	2,217,300
2,000	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	2,018,440
	CoxHealth, Series 2013A, 5.000%, 11/15/38
8,165	Total Missouri			5,058,987
	Nevada – 2.3%
750	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust 11823, 20.654%, 1/01/18 (IF)	No Opt. Call	A+	1,051,830
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,055,170
	International Airport, Series 2010A, 5.250%, 7/01/42
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,644,570
	8.000%, 6/15/30
1,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	1,720,032
	6/01/18 – FGIC Insured
4,850	Total Nevada			5,471,602
	New Jersey – 6.5%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	9/13 at 100.00	Ba2	2,502,875
	Series 2003, 5.500%, 7/01/23
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	10,785,950
	0.000%, 12/15/34 – AGM Insured
2,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,006,075
	Series 2007-1A, 5.000%, 6/01/41
40,000	Total New Jersey			15,294,900
	New Mexico – 2.6%
1,000	Gallup McKinley County School District 1, New Mexico, General Obligation Bonds, Series 2011B,	No Opt. Call	Aa1	1,001,630
	2.000%, 8/01/13
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,010,740
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,000	University of New Mexico, FHA-Insured Hospital Mortgage Revenue Bonds, University of Mexico	7/14 at 100.00	AA–	4,046,360
	Hospital Project, Series 2004, 4.625%, 7/01/25 – AGM Insured
6,000	Total New Mexico			6,058,730
	New York – 3.8%
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	1,028,350
	Health, Series 2004, 5.050%, 2/15/25 (Pre-refunded 2/15/14)
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	520,270
	2011A, 5.250%, 2/15/47
1,810	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	1,830,073
	2/15/47 – FGIC Insured
2,385	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2010A,	No Opt. Call	A	2,476,846
	5.000%, 5/01/14
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	2,669,150
	Series 2007B, 4.750%, 11/01/27
530	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	592,084
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
8,725	Total New York			9,116,773
	North Carolina – 0.5%
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,	1/19 at 100.00	A–	1,185,330
	6.750%, 1/01/24
	Ohio – 1.7%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,670	6.000%, 6/01/42	6/17 at 100.00	BB+	1,401,163
1,000	6.500%, 6/01/47	6/17 at 100.00	B	886,410
1,975	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	1,712,009
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
4,645	Total Ohio			3,999,582
	Oklahoma – 2.2%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	1,007,750
	5.375%, 9/01/36
4,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A (4)	4,117,680
	5.000%, 2/15/24 (Pre-refunded 2/15/14)
5,000	Total Oklahoma			5,125,430
	Pennsylvania – 1.1%
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	7/13 at 100.00	A–	501,505
	Series 2003, 5.250%, 7/15/24
1,490	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	1,351,102
	Bonds, Series 2010B, 0.000%, 12/01/30
700	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	A+	734,489
	AMBAC Insured
2,690	Total Pennsylvania			2,587,096
	Puerto Rico – 2.1%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,040,200
	2009A, 6.000%, 8/01/42
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
17,500	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	3,277,575
1,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	164,470
7,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	531,090
26,500	Total Puerto Rico			5,013,335
	Rhode Island – 0.5%
1,125	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	A	1,112,018
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	South Carolina – 1.2%
1,250	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA– (4)	1,335,400
	GROWTH, Series 2004, 5.250%, 12/01/20 (Pre-refunded 12/01/14)
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	1,529,190
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
2,750	Total South Carolina			2,864,590
	Texas – 12.1%
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	A (4)	1,066,830
	1/01/35 (Pre-refunded 1/01/15) – FGIC Insured
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	269,705
	6.000%, 1/01/41
2,300	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA (4)	2,340,848
	TECO Project, Series 2003, 5.000%, 11/15/30 (Pre-refunded 11/15/13) – NPFG Insured
3,415	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	A	1,226,361
	0.000%, 11/15/30 – NPFG Insured
4,165	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 52.47	A	1,062,033
	0.000%, 11/15/35 – NPFG Insured
4,015	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 61.17	A	886,392
	2001A, 0.000%, 11/15/38 – NPFG Insured
1,780	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/16 at 35.23	AAA	554,150
	Bonds, Series 2007, 0.000%, 8/15/37
2,260	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	2,243,615
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
2,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	2,095,140
	Series 2008I, 0.000%, 1/01/43
4,500	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	A+	4,575,465
	Series 2004, 6.000%, 12/01/34
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,085,250
	2012, 5.000%, 12/15/26
1,000	Texas State, General Obligation Bonds, Water Financial Assistance, Series 2009E,	No Opt. Call	Aaa	1,003,520
	4.000%, 8/01/13
3,500	Texas State, Public Finance Authority Revenue Bonds, Unemployment Compensation Obligation	No Opt. Call	Aaa	3,501,400
	Assessment, Series 2010A, 5.000%, 7/01/13
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aaa	1,750,700
	8/01/42 (Alternative Minimum Tax)
830	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa2	891,545
	Project, Series 2011, 6.000%, 11/01/41
37,765	Total Texas			28,552,954
	Virginia – 2.6%
1,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,014,420
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	9/13 at 102.50	BBB	1,003,540
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	1,602,600
	Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,000	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	972,320
650	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	664,508
1,010	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	969,348
6,660	Total Virginia			6,226,736
	Washington – 1.7%
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,034,946
	Center, Series 2011A, 5.625%, 1/01/35
1,790	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	9/13 at 100.00	A3	1,809,654
	Series 2002, 6.500%, 6/01/26
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	1,255,189
	12/01/27 – NPFG Insured
4,895	Total Washington			4,099,789
	West Virginia – 0.2%
500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, United Hospital Center Inc.	6/16 at 100.00	A	506,845
	Project, Series 2006A, 4.500%, 6/01/26 – AMBAC Insured
	Wisconsin – 1.7%
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	1,654,936
	Series 2012, 5.000%, 6/01/39
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	1,006,130
	Services Inc., Series 2003A, 5.500%, 8/15/17
1,440	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA	1,461,917
4,085	Total Wisconsin			4,122,983
$ 340,090	Total Municipal Bonds (cost $214,477,786)	225,478,379

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0%
	Transportation – 0.0%
$ 191	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	5.500%	7/15/19	N/R	$ 47,690
56	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	3.000%	7/15/55	N/R	11,165
$ 247	Total Corporate Bonds (cost $4,690)				58,855

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 1.5%
	Texas – 1.5%
$ 3,520	Texas State, Tax and Revenue Anticipation Notes, Series 2012, 2.500%, 8/30/13 (7)	No Opt. Call	SP-1+	$ 3,534,538
	Total Short-Term Investments (cost $3,533,560)			3,534,538
	Total Investments (cost $218,016,036) – 96.7%			229,071,772
	Other Assets Less Liabilities – 3.3%			7,755,896
	Net Assets – 100%			$ 236,827,668

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$225,478,379	$ —	$225,478,379
Corporate Bonds	—	—	58,855	58,855
Short-Term Investments:
Municipal Bonds	—	3,534,538	—	3,534,538
Total	$ —	$229,012,917	$58,855	$229,071,772

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments was $217,096,622.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$13,944,259
Depreciation	(1,969,109)
Net unrealized appreciation (depreciation) of investments	$11,975,150

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(7)	Investment has a maturity of more than a year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Investment, or portion of investment purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2013